FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2025
FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands of Renminbi (“RMB”), and in thousands of U.S. Dollars (“US$”)

	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				(Note 3)
Operating expenses:
General and administrative	(117,011)	(97,153)	(152,368)	(21,789)
Impairment on advance and other assets	—	—	(1,278)	(183)
Total operating expenses	(117,011)	(97,153)	(153,646)	(21,972)

Loss from operations	(117,011)	(97,153)	(153,646)	(21,972)
Impairment on equity investment	—	—	(32,130)	(4,595)
Impairment on other investments	3,490	(7,160)	(48,646)	(6,956)
Gain (loss) on disposal of equity investee and available-for-sale investments	1,666	(8)	—	—
Gain from change in fair value of convertible feature derivative liability	23,171	45,037	(4,530)	(648)
Foreign currency exchange loss	(7,762)	(762)	394	56
Changes in fair value on other investments	—	—	(278)	(40)
Impairment on equity investment	—	—	3,400	486
Loss before income tax expense and share of loss in equity method investment	(96,446)	(60,046)	(235,436)	(33,669)
Income tax expense	—	—	—	—
Gain from discontinued operations, net	158,809	—	—	—
Equity in loss of subsidiaries and VIE	(42,360)	(13,378)	(167,010)	(23,880)
Net income (loss)	20,003	(73,424)	(402,446)	(57,549)
Other comprehensive income (loss), net of tax:
Total comprehensive income (loss)	20,003	(73,424)	(402,446)	(57,549)

PARENT COMPANY CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2024 AND 2025

(Amounts in thousands of Renminbi (“RMB”), and in thousands of U.S. Dollars (“US$”), except for number of shares)

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
			(Note 3)
ASSETS
Current assets:
Cash and cash equivalents	474	485	69
Prepayments and other current assets, net	1,278	3,877	554
Advances to suppliers	—	52	8
Amounts due from intercompany	536,347	486,796	69,611
Total current assets	538,099	491,210	70,242
Investments	238,713	139,432	19,939
Call option assets	15,843	—	—
Total assets	792,655	630,642	90,181

LIABILITIES
Current liabilities:
Amounts due to intercompany	301,066	285,978	40,894
Accrued expenses and other current liabilities	3,838	5,114	731
Conversion Feature Derivative Liability	—	24,589	3,516
Interest payable	1,480	3,118	446
Convertible notes	43,061	48,152	6,886
Put option liability	—	112	16
Total current liabilities	349,445	367,063	52,489
Put option liabilities	1,923	—	—
Total Liabilities	351,368	367,063	52,489

Ordinary shares contingently redeemable	102,638	72,699	10,396

EQUITY
Class A ordinary shares (US$0.01 par value; 43,000,000,000 shares authorized, 3,675,467,659 and 4,504,052,678 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	258,481	317,358	45,382
Class B ordinary shares (US$0.01 par value; 6,000,000,000 shares authorized, 63,607,334 and 63,607,334 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	4,490	4,533	648
Additional paid-in capital	4,510,451	4,706,242	672,984
Statutory reserves	7,327	7,327	1,048
Accumulated other comprehensive loss	(11,890)	(11,924)	(1,705)
Accumulated deficit	(4,430,210)	(4,832,656)	(691,061)
Total shareholders’ equity	338,649	190,880	27,296
Total liabilities and equity	792,655	630,642	90,181

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands of Renminbi (“RMB”), and in thousands of U.S. Dollars (“US$”)

	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				(Note 3)
Cash flows from operating activities:
Net income (loss)	20,003	(73,424)	(402,446)	(57,549)
Adjustments for:
Share-based compensation expense	70,760	44,675	116,053	16,595
Impairment on advances and other assets	—	—	1,278	183
Changes in fair value on other investments	—	—	278	40
Impairment on equity investments	—	—	32,130	4,595
Impairment on other investments	—	—	48,646	6,956
Non-cash interest expense on convertible notes	25,967	30,289	16,252	2,324
Gain on extinguishment of convertible notes	—	—	(1,203)	(172)
Foreign currency exchange (gain) loss	(785)	148	394	56
Cancellation of ordinary shares	—	—	—	—
Equity in loss (income) of subsidiaries and VIE	(117,204)	10,173	(52,428)	(7,499)
Gain (loss) from change in fair value of conversion feature derivative liability, option assets and liabilities	(23,171)	(45,037)	5,733	820
Gain on disposal of other investment	—	—	(3,400)	(486)

Changes in operating assets and liabilities:
Change in prepayments and other current assets	—	(1,278)	(52)	(7)
Change in amounts due from intercompany	(15,563)	36,461	239,311	34,221
Change in accrued expenses and other current liabilities	(11,952)	1,686	(535)	(76)
Increase/(Decrease) in interest payable	(2,432)	1,243	—	—
Net cash provided by (used in) operating activities	(54,377)	4,936	11	1

Cash flows from financing activities:
Proceeds from the issuance of convertible note	85,349	—	—	—
Proceeds from disposal of other investment	5,163	5	—	—
Repayments of convertible notes and interest-free loan	(42,903)	(34,390)	—	—
Proceeds from issuance of ordinary shares	—	17,783	—	—
Net cash provided by (used in) financing activities	47,609	(16,602)	—	—
Effect of foreign exchange rate changes on cash and cash equivalents	502	(298)	—	—
Net change in cash and cash equivalents	(6,266)	(11,964)	11	1
Cash and cash equivalents, beginning of year	18,704	12,438	474	68
Cash and cash equivalents, end of year	12,438	474	485	69
Supplement disclosure of cash flow information:
Non-cash investing and financing activities:
Conversion of convertible notes into ordinary shares	24,822	18,161	53,388	7,634
Restricted ordinary shares issued in exchange for investments	—	230,478	—	—
Put option liability	—	(1,923)	1,811	259
Issuance of shares for acquisition of noncontrolling interest	—	—	15,000	2,145
Non-cash unwind of investments and related share arrangements	—	—	3,877	554
Cancellation of contingently redeemable shares	—	—	15,613	2,233
Receipt of BTC from investors	—	—	33,937	4,853
Receipt of USDT from investors	—	—	4,263	610
Proceeds from issuance of ordinary shares	—	—	31,504	4,505
Proceeds from convertible notes	—	—	78,358	11,205